Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 10 — Related party balances and transactions

Loans — related party

For the year ended December 31, 2023 and for the six months ended June 30, 2024, the balances of loan from related parties are as follows:

Name of Related Parties	Relationship	Nature	December 31, 2023	June 30, 2024	June 30, 2024
			RMB	RMB (Unaudited)	USD (Unaudited)
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	35,991,345	20,104,882	2,821,025
Total:			35,991,345	20,104,882	2,821,025
Amount due to related party -current			-	-	-
Amount due to related party - noncurrent			35,991,345	20,104,882	2,821,025

Joyous JD is a non-controlling shareholder of MicroAlgo. The amount below represents advance to Venus Acquisition Corp prior to the merger. The amount was non-interest bearing and due on demand.

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Advance to related party-current--Joyous JD Limited	1,086,012	1,092,774	153,333

The disposal of YY Online is a related party transaction between Weidong and a related individual, which is a staff of a subsidiary of MicroAlgo. The disposal resulted in a gain from disposal of approximately RMB 1,416,187 (USD 198,713) for the six months ended June 30, 2024.